Organization, Nature of Business, Going Concern and Management Plans (Details Textual) (USD $)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Nature of Business, Going Concern and Management Plans [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 02, 2013
Working Capital Deficit	$ 108,341	$ 1,600
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 118,786	$ 657